Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Banco Central de la Republica Argentina [Member]
Disclosure of cash and cash equivalents [line items]
Term deposits and other investments			$ 727
Banco Nacion Argentina [member]
Disclosure of cash and cash equivalents [line items]
Term deposits and other investments	$ 13	$ 146	$ 45